Securitizations and Other Variable Interest Entities - Customer Vehicles (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
On Balance Sheet Assets [Abstract]
Derivative assets	$ 73,023		$ 73,000
Loans held-for-sale	13,762		35,058
Other Assets	145,686		182,124
Total assets	2,129,046	[1]	2,264,909	[1]
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	59,520		55,914
Commercial paper and other short-term borrowings	35,698		59,962
Long-term Debt	372,265		448,431
Total liabilities	1,898,945		2,036,661
Consolidated VIEs [Member]
On Balance Sheet Assets [Abstract]
Derivative assets	1,634		2,027
Loans held-for-sale	1,635		1,953
Other Assets	4,769		7,086
Total assets	151,761		169,828
On Balance Sheet Liabilities [Abstract]
Commercial paper and other short-term borrowings	5,777		6,742
Long-term Debt	49,054		71,013
Other Liabilities	1,116		9,141
Total liabilities	55,947		86,896
Customer Vehicles [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	5,380		7,184
On Balance Sheet Assets [Abstract]
Trading account assets	3,513		4,334
Derivative assets	905		723
Loans held-for-sale	907		959
Other Assets	1,452		1,429
Total assets	6,777		7,445
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	46		24
Commercial paper and other short-term borrowings	0		0
Long-term Debt	3,912		3,457
Other Liabilities	449		140
Total liabilities	4,407		3,621
Total assets of VIEs	10,963		11,937
In Text Details [Abstract]
Liquidity Commitments To Unconsolidated Securitization Trusts	824
Customer Vehicles [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	3,264		4,449
On Balance Sheet Assets [Abstract]
Trading account assets	3,302		3,458
Derivative assets	0		1
Loans held-for-sale	907		959
Other Assets	1,452		1,429
Total assets	5,661		5,847
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	4		1
Commercial paper and other short-term borrowings	0		0
Long-term Debt	3,912		3,457
Other Liabilities	1		0
Total liabilities	3,917		3,458
Consolidated, Total assets of VIEs	5,661		5,847
Customer Vehicles [Member] | Unconsolidated VIEs [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	2,116		2,735
On Balance Sheet Assets [Abstract]
Trading account assets	211		876
Derivative assets	905		722
Loans held-for-sale	0		0
Other Assets	0		0
Total assets	1,116		1,598
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	42		23
Commercial paper and other short-term borrowings	0		0
Long-term Debt	0		0
Other Liabilities	448		140
Total liabilities	490		163
Uncolsolidated, Total assets of VIEs	$ 5,302		$ 6,090

[1]	Total assets include long-lived assets, which are primarily located in the U.S.